Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment (Details)	6 Months Ended
Jul. 31, 2021
Leasehold improvements [member]
SummaryOfSignificantAccountingPoliciesByItemLineItems [Line Items]
Estimated useful lives	10 years
Plant Furniture Fittings And Motor Vehicles [Member]
SummaryOfSignificantAccountingPoliciesByItemLineItems [Line Items]
Estimated useful lives	7 years